Acquisitions (Narrative of Enterprise Information Security Business) (Details) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2014
Business Acquisition [Line Items]
Consolidated net revenue contributed by investee	$ 1,085,198,000	$ 583,250,000	$ 296,230,000
Consolidated net gain contributed by investee	216,163,000	97,849,000	46,471,000
Enterprise information security business acquired in October 2014 [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired				75.10%
Purchase consideration				126,065,000
Initial consideration, cash				123,897,000
Cash consideration, paid				89,938,000
Contingent consideration, cash				2,168,000
Fair value change in contingent consideration	0
Consolidated net revenue contributed by investee	18,934,000
Consolidated net gain contributed by investee	$ 5,426,000